Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of Carrying amount of goodwill allocated to CGUs	The carrying amount of goodwill allocated to each CGU, or groups of CGUs
,
and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount	Excess of recoverable amount over CGU carrying amount 1
		US$m	US$m
Australia	Pluto-Scarborough 2	2,445	4,514
Australia	NWS Gas	442	1,612
International	Atlantis	522	98
New energy/Corporate	Beaumont New Ammonia 3	169	-
International	Other goodwill	288	879
Total		3,866
1.	Amounts are with reference to the total CGU value including goodwill.
2.	A portion of the goodwill allocated to Pluto-Scarborough was disposed of due to the sell-down to LNG Japan and JERA (refer to Note B.8).
3.	Represents goodwill acquired through business combination. Refer to Note B.5 for further details.
The carrying amount of goodwill allocated to each CGU, or groups of CGUs, and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount	Excess of recoverable amount over CGU carrying amount 1
		US$m	US$m
Australia	Pluto-Scarborough 2	2,743	3,051
Australia	NWS Gas	442	784
International	Atlantis	522	338
International	Other goodwill	288	1,176
		3,995

1.	Amounts are with reference to the total CGU value including goodwill.
2.	A portion of the goodwill allocated to Pluto-Scarborough was transferred to assets held for sale (refer to Note B.8).

Summary of indicators of impairments for cash generating units
As at 31 December 2023, the Group assessed each AOI and CGU to determine whether an indicator of impairment or impairment reversal existed. The Group identified the following indicators of impairment on CGUs where an impairment loss has been recognised:

CGU	Description	Indicator of impairment
Pyrenees	Oil asset consisting of a floating production storage and offloading (FPSO) facility off the north-west coast of Western Australia.	Reduction in future production volumes, reflecting a lower-than-expected outcome of drilling activities.

Shenzi	Conventional oil and gas field developed through a tension leg platform (TLP) located in the United States.	Reduction in future production volumes, reflecting lower-than-expected performance of infill sidetracks and performance of the Shenzi North development following start-up.

Wheatstone	LNG processing facility in Western Australia, comprising an offshore production platform and two onshore LNG processing trains, a domestic gas plant and associated infrastructure.	Updated short-term price assumptions (in particular the Japan/Korea Marker (JKM)).

Summary of impairment loss recognised or reversed for cash-generating unit
An impairment was recognised in the profit and loss, refer to Note A.1. The results were as follows:

			Impairment loss
			Intangible assets	Property, plant and equipment
Segment	CGU	Recoverable amount US$m	Goodwill US$m	Land and buildings US$m	Oil and gas properties 1 US$m	Projects in development US$m	Other plant and equipment 1 US$m	Total US$m
Australia	Pyrenees	159	-	-	68	-	-	68
Australia	Wheatstone	2,418	-	64	391	11	-	466
International	Shenzi	1,862	477	-	589	317	-	1,383

1.
Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties
Changes in the following key assumptions have been estimated to result in a higher or lower carrying amount
1
than what was determined as at 31 December 2023:

Sensitivity (US$m) 2

CGU	Discount rate increase 3	Discount rate decrease 3	Commodity price increase 3	Commodity price decrease 3	FX increase 3	FX decrease 3	Production increase 3	Production decrease 3

Shenzi	(67)	71	359	(359)	N/A	N/A	47	(46)

Wheatstone	(88)	94	431	(370)	(36)	87	90	(42)

1.	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation, that would have been recognised had no impairment taken place.
2.	The sensitivities represent the reasonably possible changes to discount rate, commodity price, FX and production volumes assumptions.
3.
The relationship between the discount rate, commodity price, FX and production and the carrying amount is non-linear
in certain circumstances which may include fixed costs impacts as well as economic cut
-
off
modelling. As such, sensitivities are unlikely to result in a symmetrical impact and should not be interpreted in isolation.

Summary of nominal Brent oil Prices

	2025	2026	2027	2028	2029	2030
31 December 2024 1	80	82	83	84	86	88

31 December 2023 2	80	76	77	79	80	82

1. Long-term oil prices are based on US$
78
/bbl (202
4
 real terms) from
2027
and prices are escalated at
2.0
% onwards.
2. Long-term oil prices are based on US$
70
/bbl (2022 real terms) from
2026
and prices are escalated at
2.0
% onwards.

The nominal Brent oil prices (US$/bbl) used for the year ended 31 December 202 3 were:

	2024	2025	2026	2027	2028	2029
31 December 2023 3	82	80	76	77	79	80

31 December 2022 4	78	74	76	77	79	80

3. Long-term oil prices are based on US$
70
/bbl (2022 real terms) from 2026 and prices are escalated at
2.0
% onwards.
4. Long-term oil prices are based on US$
70
/bbl (2022 real terms) from 2025 and prices are escalated at
2.0
%
on-wards.

Summary of Assuming all Other Variables are Held Constant	Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

CGU	Decrease in commodity price 1		Increase in post-tax discount rate
	% change		(absolute terms)
Pluto-Scarborough	N/A	2	N/A	2
NWS Gas	N/A	2	N/A	2
Atlantis	(1.5%)		0.5%
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $4/bbl) applies to Atlantis.
2.	Management considers there to be no reasonably possible change in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.
Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

CGU	Decrease in commodity price 1		Post-tax discount rate
	% change		(absolute terms)
Pluto-Scarborough	N/A	2	N/A	2
NWS Gas	N/A	2	N/A	2
Atlantis	(5%	)	N/A	2
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $3/bbl) applies to Atlantis.
2.	Management considers there to be no reasonably possible change in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.